LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
LEASES
LEASES

NOTE 8 – LEASES

A lease provides the lessee the right to control the use of an identified asset for a period of time in exchange for consideration. Operating lease right-of-use assets (“Lease Assets”) are included within “Other assets” on the Company’s consolidated balance sheet.

Lease assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The Company determines if an arrangement is a lease at inception. Lease assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term.

The discount rate used to determine the commencement date present value of lease payments is the interest rate implicit in the lease, or when that is not readily determinable, the Company utilizes its secured borrowing rate. Lease assets include any lease payments required to be made prior to commencement and exclude lease incentives. Both lease assets and lease liabilities exclude variable payments not based on an index or rate, which are treated as period costs. The Company’s lease agreements do not contain significant residual value guarantees, restrictions, or covenants.

We are currently party to an ongoing arrangement with the Predecessor whereby we made lease payments of approximately $15,300 per month during 2021 and $15,550 per month during 2022 to the lessor of the land on which our flagship facility is built and for which our predecessor company is the lessee. Our month-to-month arrangement meets the definition of a short-term lease and is therefore excluded from the recognition requirements of ASC 842, “Leases”.

During the nine-month period ended September 30, 2022, total operating lease cost was $172,856, of which $92,576 was associated with short-term leases. During the nine months ended September 30, 2021, total operating lease cost was $334,041, of which $253,761 was associated with short-term leases. As of September 30, 2022 and December 31, 2021, short-term lease liabilities of $88,137 and $77,363 are included in “Accounts Payable and Accrued Expenses” on the consolidated balance sheets, respectively. The table below presents total operating lease assets and lease liabilities as of September 30, 2022:

(in thousands)
September 30,
2022
Operating lease assets	$147
Operating lease liabilities	$147

The table below presents the maturities of operating lease liabilities as of September 30, 2022:

(in thousands)
Operating Leases
2022 (Remaining)	$27
2023	107
2024	36
Total lease payments	170
Less: discount	(23)
Total operating lease liabilities	$147

The table below presents the weighted average remaining lease term for operating leases and weighted average discount rate used in calculating operating lease right-of-use assets:

September 30,
2022
Remaining lease term (years)	1.6
Discount rate	17.5%

NOTE 9 – LEASES

A lease provides the lessee the right to control the use of an identified asset for a period of time in exchange for consideration. Operating lease right-of-use assets (“Lease Assets”) are included within “Other assets” on the Company’s consolidated balance sheet.

Lease assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The Company determines if an arrangement is a lease at inception. Lease assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term.

The discount rate used to determine the commencement date present value of lease payments is the interest rate implicit in the lease, or when that is not readily determinable, the Company utilizes its secured borrowing rate. Lease assets include any lease payments required to be made prior to commencement and exclude lease incentives. Both lease assets and lease liabilities exclude variable payments not based on an index or rate, which are treated as period costs. The Company’s lease agreements do not contain significant residual value guarantees, restrictions, or covenants.

We are currently party to an ongoing arrangement with our predecessor company, Edible Garden Corp., whereby we made lease payments of approximately $15,300 per month during the year ended December 31, 2021 to the lessor of the land on which our flagship facility is built and for which our predecessor company is the lessee. Our month-to-month arrangement meets the definition of a short-term lease and is therefore excluded from the recognition requirements of ASC 842, “Leases”.

During the twelve-month period ended December 31, 2021, total operating lease cost was $461,804, of which $354,764 was associated with short-term leases. During the three months ended March 31, 2020 (Predecessor), total operating lease cost was $196,321, of which $116,813 was associated with short-term leases. During the nine months ended December 31, 2020 (Successor), total operating lease cost was $413,000 of which $332,720 was associated with short-term leases. As of December 31, 2020 and December 31, 2021, short term lease liabilities of $65,019 and $77,363 are included in “Accounts Payable and Accrued Expenses” on the consolidated balance sheets, respectively. The table below presents total operating lease assets and lease liabilities as of December 31, 2021 (Successor):

(in thousands)
December 31,
2021
Operating lease assets	$204
Operating lease liabilities	$204

The table below presents the maturities of operating lease liabilities as of December 31, 2021:

(in thousands)
Operating
Leases
2022	107
2023	107
2024	36
Total lease payments	250
Less: discount	(46)
Total operating lease liabilities	$204

The table below presents the weighted average remaining lease term for operating leases and weighted average discount rate used in calculating operating lease right-of-use assets:

December 31,
2021
Remaining lease term (years)	2.3
Discount rate	17.5%